Lease Obligations (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Obligations (Details) [Line Items]
Operating lease expense		$ 25.3	$ 20.1	$ 16.5
Cash payments operating leases		22.0	17.7	$ 14.5
Operating lease right of use asset		84.2	94.6
Operating lease liabilities		89.1	98.9
Operating lease liability non-current		$ 74.8	$ 84.3
Operating lease, weighted average remaining lease term		5 years 11 months 26 days	6 years 10 months 9 days
Operating lease discount rate		3.80%	3.80%
Subsequent Event [Member]
Lease Obligations (Details) [Line Items]
Operating lease assets	$ 15.9
Liabilities amount	$ 15.9
Operating leases additional term	10 years
Future minimum lease payment	$ 21.2
ROU [Member]
Lease Obligations (Details) [Line Items]
Operating lease assets		$ 7.5	$ 60.7
Liabilities amount		$ 7.5	$ 60.7